Trade and Other Receivables (Details) - Schedule of Trade and Other Receivables - USD ($)	Jun. 30, 2024	Dec. 31, 2023
Schedule of Trade and Other Receivables [Abstract]
Trade accounts receivable	$ 289,446	$ 155,785
Sales taxes receivable	22,275	39,111
Other receivables		89,617
Total Trade and Other Receivables	$ 311,721	$ 284,513